Investment Strategy - Simplify Brookwood Global Macro ETF	Sep. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser, Simplify Asset Management Inc. (the “Adviser”), collaborates with the Fund’s sub-adviser, Brookwood Investment Group LLC (the “Sub-Adviser”), to seek to achieve the Fund’s investment objective. The Fund pursues its investment objective by investing globally across a wide range of asset classes. These broad asset classes are: (i) equities, (ii) debt, (iii) currencies and (iv) commodities. The Fund has no set asset allocation or foreign issuer targets or ranges and takes an opportunistic approach. The Fund may take long and short positions in any asset class. Macro in the Fund’s name is a reference to an investment approach that seeks to analyze the impact of broad economic and political changes. These include: (i) economic growth rates, (i) inflation, (iii) interest rates, (iv) monetary policy, (v) regulatory shifts, and (vi) political leadership changes; all viewed from a national, regional, and global perspective. The Fund invests without restriction as to issuer capitalization, credit rating, country, currency, or debt maturity; and may focus on certain economic sectors. Global in the Fund’s name reflects the Fund’s policy that, under normal circumstances, the Fund will have investments in or equivalent economic exposure to issuers domiciled in at least three countries. Additionally, under normal circumstances, the Fund expects to invest primarily in developed markets, but has no country specific nor geographic targets.

Certain countries are considered emerging markets. The Fund considers an emerging market country to include any country that is (i) generally recognized to be an emerging market country by International Bank for Reconstruction and Development (commonly known as “the World Bank”); (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. Certain lower rated debt instruments are commonly referred to as “junk bonds.” The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality.

Sub-Adviser’s Global Macro Strategy

The Sub-Adviser employs an actively managed opportunistic strategy that focuses on macroeconomic factors that influence asset class fundamental factors and valuations. The Sub-Adviser seeks to identify both price trends of asset classes as well as trends in relative values among similar asset classes. The Sub-Adviser believes that, in the short term, asset prices may not fully reflect new information and that a longer-term price trend may be captured as prices gradually incorporate the full impact of economic news. Generally, the Sub-Adviser uses long-short positions when it believes there is an extreme dislocation among the relative value of assets such as currencies. Macroeconomic themes considered include, but are not limited to, growth, inflation, international trade, monetary policy, investor sentiment and asset-specific fundamentals.

When assessing macroeconomic attractiveness of an investment theme, the Sub-Adviser evaluates both quantitative and qualitative components. Quantitative analysis is intended to measure an asset’s relative attractiveness based on the current level and historical evolution of key macroeconomic drivers such as growth, inflation, export demand, and recent overall equity market performance. Qualitative analysis adds a perspective not always available through quantitative analysis. These considerations include the Sub-Adviser’s assessment of broad themes such as the impact of fiscal policy, monetary policy, trade regulation, political changes and unexpected supply-demand imbalances. The Fund may gain exposure to commodities, infrastructure, and natural resource companies, including those involved in agriculture, energy, metals, and mining, as well as industrial, utilities, and real estate sectors. The Sub-Adviser evaluates multiple opportunities and selects individual allocations based on macroeconomic environments, changing market conditions and other global macro considerations, as well as considering portfolio diversification, expected risk adjusted returns and correlations among asset classes. By using a multi-strategy approach, the Fund’s Sub-Adviser seeks to identify the optimal allocation among 10-20 allocations to achieve positive returns and mitigate asset-class and single-strategy risks.

In addition, the Sub-Adviser may express an investment theme by using (i) hedge fund replication strategies, (ii) managed futures strategies, (iii) derivatives-based approaches, (iv) risk parity frameworks, (v) fund-of-funds structures, and (vi) other diversified multi-asset investment styles.

●	Hedge fund strategies are generally designed to reduce market risk and include long/short equity strategies that are long stocks with higher expected returns while shorting stocks with lower expected returns. Hedge funds may also use other hedging techniques to reduce risk such as shorting equity index futures to seek to achieve a market neutral portfolio.

●	Managed futures strategies are also generally designed to reduce market risk and include long/short strategies that are long futures contracts with higher expected returns while shorting futures contracts with lower expected returns.

●	Derivative based strategies use derivatives such as future, forwards, swaps and options as substitutes for securities and other assets.

●	Risk parity strategies are asset allocation strategies that set a target portfolio level of risk (such as measured standard deviation of returns) target and invest in asset classes with higher expected returns, subject to the risk target.

●	Fund-of-fund strategies use mutual funds, ETFs, closed-end funds and/or private funds as substitutes for portfolios of securities.

●	Diversified multi-asset strategies combine different types of asset classes based on the theory that diversification will smooth returns over time when compared to a focused portfolio.

The Fund has no set theme or strategy allocation targets or ranges and takes an opportunistic approach. In general, the Sub-Adviser’s allocation process is driven by a combination of fundamental research, macroeconomic indicators, and global macro themes designed to adjust exposures across markets, with the goal of delivering diversified returns and managing overall portfolio volatility.

The Sub-Adviser executes its strategy primarily through swaps that provide returns to the Fund that are based on model portfolios generated by the investment strategies. The Sub-Adviser evaluates opportunities on an ongoing basis and adjusts strategy allocations accordingly. The Sub-Adviser reduces or eliminates the Fund’s exposure to a strategy if it does not perform as expected or when it believes a different strategy presents a more attractive risk return opportunity.

Subsidiary

Typically, the Fund will not invest directly in commodity-linked instruments. But rather, the Fund expects to gain exposure to these investments by investing up to 25% of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity-linked instruments in accordance with applicable tax rules and regulations. The Subsidiary follows the same compliance policies and procedures, as the Fund and is subject to the same investment restrictions and limitations as the Fund when measured on a consolidated basis with the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions, custody, and advisory agreements.

To manage liquidity or post collateral to a futures, forward, or swap counterparty, the Fund may also invest in cash and cash-like instruments or high-quality short term fixed income securities. These may consist of (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, a government agency, or government sponsored enterprise; (ii) money market funds (including affiliated money market ETFs); (iii) fixed income ETFs; (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality; and/or (v) collateralized repurchase agreements. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.